LOANS AND BORROWINGS - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details) - CAD	Dec. 31, 2017	Aug. 16, 2017	Jan. 20, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 8,210,000,000
Carrying value	7,463,000,000			CAD 4,008,000,000
Less current portion	(163,000,000)			(6,000,000)
Total non-current	7,300,000,000			4,002,000,000
Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	20,000,000
Carrying value
Revolving unsecured credit facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	2,500,000,000
Carrying value	1,778,000,000			353,000,000
Senior unsecured notes – series C | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 200,000,000
Nominal interest rate	5.58%
Carrying value	CAD 199,000,000			199,000,000
Senior unsecured notes – series D | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 267,000,000
Nominal interest rate	5.91%
Carrying value	CAD 266,000,000			266,000,000
Alberta Ethane Gathering System LP senior notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 73,000,000
Nominal interest rate	5.565%
Carrying value	CAD 77,000,000
Senior unsecured medium-term notes series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 250,000,000
Nominal interest rate	4.89%
Carrying value	CAD 249,000,000			249,000,000
Senior unsecured medium-term notes series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 450,000,000
Nominal interest rate	3.77%
Carrying value	CAD 449,000,000			449,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 450,000,000
Nominal interest rate	4.75%
Carrying value	CAD 446,000,000			446,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 600,000,000
Nominal interest rate	4.81%
Carrying value	CAD 596,000,000			596,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 450,000,000
Nominal interest rate	3.54%
Carrying value	CAD 448,000,000			448,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 500,000,000
Nominal interest rate	4.24%
Carrying value	CAD 498,000,000			497,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 500,000,000
Nominal interest rate	3.71%
Carrying value	CAD 497,000,000			497,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 650,000,000	CAD 350,000,000	CAD 300,000,000
Nominal interest rate	2.99%		2.99%
Carrying value	CAD 645,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 550,000,000	CAD 250,000,000	CAD 300,000,000
Nominal interest rate	4.74%		4.74%
Carrying value	CAD 541,000,000
Senior unsecured medium-term notes 1A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 150,000,000
Nominal interest rate	4.00%
Carrying value	CAD 152,000,000
Senior unsecured medium-term notes 3A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 50,000,000
Nominal interest rate	5.05%
Carrying value	CAD 52,000,000
Senior unsecured medium-term notes 4A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 200,000,000
Nominal interest rate	3.06%
Carrying value	CAD 207,000,000
Senior unsecured medium-term notes 5A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	CAD 350,000,000
Nominal interest rate	3.43%
Carrying value	CAD 354,000,000
Finance lease liabilities and other
Disclosure of detailed information about borrowings [line items]
Carrying value	CAD 9,000,000			CAD 8,000,000
Prime Rate | Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.45%
Prime Rate | Revolving unsecured credit facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.45%
LIBOR | Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%
LIBOR | Revolving unsecured credit facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%